24. INDEBTEDNESS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs	$ 3,853,883	$ 3,645,195
Less: deferred financing costs, interest rate floors, prepayment options and net gain on repricing/repayment	(129,655)	(101,818)
Borrowings	3,724,228	3,543,377
Less: current indebtedness	(7,888)	(14,486)
Long-term indebtedness	3,716,340	3,528,891
Senior secured credit facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs	3,172,033	3,016,645
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs	$ 681,850	$ 628,550